Received SEC

MAR 08 2016

Washington, DC 20549

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-37711

March 8, 2016

16004211

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 5.45% Fixed-to-Floating Rate Trust Preference Securities of SCE TRUST V guaranteed by Southern California Edison Company under the Exchange Act of 1934.

Sincerely,

Silvio Conte